Discontinued Operations and Sale of Product Lines (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Assets
Trade receivables, net	$ 117.7
Inventories, net	50.9
Other current assets	5.9
Total current assets	174.5
Property, plant and equipment, net	74.2
Goodwill	166.0
Other intangibles resulting from business acquisitions, net	32.9
Other non-current assets	7.3
Total Assets	454.9
Liabilities
Short-term debt	1.1
Accounts payable	34.7
Accrued payroll and employee benefits	10.9
Accrued trade rebates	64.5
Other current liabilities	29.7
Total current liabilities	140.9
Non-current liabilities	13.6
Total Liabilities	$ 154.5